Equity_Share Capital(Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2018 USD ($) shares
Type of share
Number of authorized shares		1,000,000,000		1,000,000,000	1,000,000,000
Share capital		₩ 2,090,558	[1]	₩ 2,090,558	$ 1,878,562	[1]
Ordinary shares
Type of share
Number of authorized shares		1,000,000,000		1,000,000,000	1,000,000,000
Par value per share | ₩ / shares		₩ 5,000		₩ 5,000
Number of issued shares		418,111,537		418,111,537	418,111,537
Share capital | ₩	[2]	₩ 2,090,558		₩ 2,090,558
Reconciliation Of Number Of Shares Outstanding Abstract [Abstract]
Beginning		399,037,583		398,285,437
Changes In Number Of Shares Outstanding Abstract [Abstract]
Increase		0		4,513,969
Decrease		(3,486,286)		(3,761,823)
Ending		395,551,297		399,037,583

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	In millions of Korean won.